OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of other financial assets [Table Text Block]
	As at December 31,
	2024	2023
Marketable securities	895	1,333
Copper price options (Note 7)	26,568	3,724
Fuel call options (Note 7)	332	-
Other financial assets, current	27,795	5,057
Investment in private companies	500	1,200
Reclamation deposits	459	6,696
Other financial assets, long-term	959	7,896